Accounts receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Accounts receivable
Receivables			$ 1,879,439	$ 1,315,385	$ 1,278,510
Allowance for doubtful accounts (note 7 b.)			(33,474)	(16,986)	(12,400)	$ (20,332)
Net receivables		$ 88,807	1,845,965	1,298,399	1,266,110
Accounts receivable for passenger charges			$ 1,515,502	$ 1,052,172	$ 1,130,427
Interest income from accounts receivable	$ 0